UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	July 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.1% (2.1% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 7,433,517
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,664,150
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,009,880
12,000	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2007A,	1/17 at 100.00	AA+	12,444,480
	4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,006,570
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,875,325
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	A1	6,641,371
	FGIC Insured
33,400	Total Alabama			35,075,293
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	859,940
	Series 2006A, 5.000%, 6/01/32
	Arizona – 0.9% (0.6% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB+	209,294
265	5.250%, 12/01/25	12/15 at 100.00	BBB+	276,649
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	6,093,200
	7/01/40 – FGIC Insured
800	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	851,520
	Company, Refunding Series 2008, 5.750%, 9/01/29
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,858,763
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
9,015	Total Arizona			10,289,426
	Arkansas – 0.1% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,038,060
	Series 2005B, 5.000%, 2/01/25
	California – 16.8% (11.3% of Total Investments)
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,051,496
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	3,503,784
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	4,272,396
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	3,801,328
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	3,955,125
	Series 2005, 5.000%, 11/15/27
15,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	16,301,100
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,916,690
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,626,150
	5.000%, 11/15/42 (UB)
2,055	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA+	2,245,129
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
4,000	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aa3	4,886,360
7,440	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A1	7,877,398
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	23,918,400
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,016,360
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	7,512,690
	Option Bond Trust 3175, 13.551%, 5/15/14 (IF)
1,935	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	2,116,542
565	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	618,698
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	2,019,757
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,593,650
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	25,639,200
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,416,758
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,795	4.500%, 6/01/27	6/17 at 100.00	BB–	2,399,116
800	5.000%, 6/01/33	6/17 at 100.00	BB–	642,256
1,000	5.750%, 6/01/47	6/17 at 100.00	BB–	846,630
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	4,733,267
	6.125%, 7/15/40
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	11,425,700
	5.000%, 7/01/41
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,454,478
435	5.100%, 9/01/30	9/15 at 102.00	N/R	441,395
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	262,795
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	284,713
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AA–	2,293,149
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	1,548,331
32,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	9,701,532
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	6,138,180
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
18,750	University of California, General Revenue Bonds, Limited Project Series 2012G, 5.000%, 5/15/37	5/22 at 100.00	Aa2	21,711,563
	(WI/DD, Settling 8/09/12)
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	3,074,760
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
209,805	Total California			188,246,876
	Colorado – 1.2% (0.8% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+	1,862,214
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,869,366
475	5.000%, 6/01/29	6/16 at 100.00	A–	492,129
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A	415,056
	5.000%, 3/01/25
145	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	151,448
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	7,193,344
	Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	719,328
	5.375%, 6/01/31
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	455,944
	Activity Bonds, Series 2010, 6.000%, 1/15/41
12,420	Total Colorado			13,158,829
	Connecticut – 0.5% (0.3% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA (4)	5,335,250
	5.000%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA	1,112,080
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 0.5% (0.3% of Total Investments)
5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	3,937,950
	AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,538,788
	Tender Option Bond Trust 1606, 11.436%, 10/01/30 – AMBAC Insured (IF)
6,335	Total District of Columbia			5,476,738
	Florida – 34.1% (22.9% of Total Investments)
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	7/14 at 100.00	A+	1,084,551
	7/01/24 – AMBAC Insured
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/13 at 101.00	N/R	1,723,188
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
1,130	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AA+ (4)	1,260,492
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
2,500	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB+	2,548,925
	University, Series 2004B, 5.625%, 4/01/34
760	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	9/12 at 100.00	Aaa	761,474
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
130	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	10/12 at 32.13	Aaa	44,204
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
1,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AA– (4)	2,045,443
	7/01/20 (Pre-refunded 7/01/14) – AGM Insured
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	1,344,602
	AMBAC Insured
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23	10/14 at 100.00	A1 (4)	958,046
	(Pre-refunded 10/01/14) – AMBAC Insured
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA+	2,391,300
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	A1	679,380
	AMBAC Insured
1,500	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding	8/13 at 100.00	Ba3	1,505,415
	Series 2002, 6.375%, 8/15/32
3,010	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AA–	3,730,413
	10/01/23 – AMBAC Insured
2,815	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	3,096,303
	(Pre-refunded 10/01/14) – NPFG Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	A1	1,298,591
	10/01/18 – NPFG Insured
4,230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	4,450,214
	NPFG Insured
70	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	75,858
	Series 1987G-1, 8.595%, 11/01/17
515	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	1/13 at 100.00	AA+	520,706
	7/01/29 – NPFG Insured (Alternative Minimum Tax)
795	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	814,907
	7/01/31 (Alternative Minimum Tax)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	A–	584,230
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	A–	847,438
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	5/13 at 100.00	A–	1,715,263
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	7/15 at 101.00	AA	16,512,871
	7/01/30 – NPFG Insured (UB)
5,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+	6,696,284
	5.000%, 8/01/23 – NPFG Insured
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	BBB	2,727,034
	University, Series 2004A, 5.000%, 7/01/14 – NPFG Insured
4,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	AA–	4,177,120
	2003C, 5.000%, 7/01/33
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series	1/19 at 100.00	AAA	1,737,270
	2009A, 5.000%, 1/15/29
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	A1	2,543,668
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA (4)	793,973
	(Pre-refunded 10/01/13)
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B:
3,900	5.125%, 10/01/21 (Pre-refunded 10/01/12) – AGM Insured (Alternative Minimum Tax)	10/12 at 100.00	AA– (4)	3,930,810
4,100	5.125%, 10/01/21 (Pre-refunded 10/01/12) – AGM Insured (Alternative Minimum Tax)	10/12 at 100.00	Aa3 (4)	4,128,700
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,720	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA–	1,859,922
1,755	5.375%, 6/01/46	6/16 at 100.00	A–	1,829,991
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	BBB	6,062,600
	1986, 7.650%, 7/01/16 – FGIC Insured
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	10/12 at 100.00	N/R	3,601,188
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding	10/13 at 100.00	A3	2,103,900
	Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
1,535	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA (4)	1,642,143
	5/01/24 (Pre-refunded 11/01/13) – AMBAC Insured
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	2,397,242
	10/01/25 – FGIC Insured
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aa2	1,571,790
	5.000%, 10/01/20 – AGM Insured
	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003:
4,990	5.250%, 10/01/21 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	5,277,723
2,090	5.000%, 10/01/22 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A1 (4)	2,204,428
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 –	10/13 at 100.00	AA+	3,304,640
	NPFG Insured (Alternative Minimum Tax)
	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
	Series 2002:
2,230	5.000%, 10/01/21 – FGIC Insured	10/12 at 100.00	AA+	2,246,056
2,000	5.000%, 10/01/22 – FGIC Insured	10/12 at 100.00	AA+	2,014,200
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,770,488
	Series 2002, 5.375%, 10/01/17 – FGIC Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	AA	3,409,690
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AA	5,362,977
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A+	1,243,943
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	A+	1,523,905
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	AA–	1,073,222
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 – NPFG Insured (Alternative Minimum Tax)
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	A–	1,087,810
	AMBAC Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	3,646,720
	NPFG Insured
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	10/12 at 100.00	BBB+	2,347,415
	2002, 5.375%, 7/01/22
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,413,997
	10/01/17 (Pre-refunded 10/01/13) – AMBAC Insured
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	2,466,399
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	3,559,584
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	2,142,920
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	2,133,520
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	10/12 at 100.00	A3	2,003,320
	2001, 5.000%, 7/01/21 – FGIC Insured
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/13 at 100.00	AA–	3,659,548
	Sunset Bay Apartments, Series 2000-5A, 5.950%, 7/01/30 – AGM Insured (Alternative
	Minimum Tax)
1,280	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue	10/12 at 100.00	N/R	1,196,288
	Bonds, Airis Miami II LLC – Miami International Airport, Series 1999, 6.000%, 10/15/25 –
	AMBAC Insured (Alternative Minimum Tax)
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1	2,086,053
	11/01/31 – AMBAC Insured
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/12 at 100.00	A2	7,509,375
	5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/12 at 100.00	A2	4,005,440
	5.000%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	5,424,119
	5.750%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	5,708,700
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	Aa2	4,538,560
	2009-B1, 5.625%, 7/01/38
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	12,353,160
	7/01/35 – AGM Insured
3,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/12 at 100.00	Aa2	3,310,164
	10/01/29 – FGIC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2 (4)	1,179,747
	(Pre-refunded 9/01/12)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	N/R (4)	5,122,150
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)
	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional
	Healthcare System, Series 2002:
3,695	5.750%, 12/01/27 (Pre-refunded 12/01/12)	12/12 at 100.00	AA+ (4)	3,763,912
1,000	5.750%, 12/01/32 (Pre-refunded 12/01/12)	12/12 at 100.00	AA+ (4)	1,018,650
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA	2,617,168
	8/01/22 – AMBAC Insured
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
1,665	5.125%, 1/01/20 – FGIC Insured	1/13 at 100.00	AA+	1,694,770
3,400	5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA+	3,460,792
4,295	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1 (4)	4,331,508
	2002C, 5.250%, 10/01/18 (Pre-refunded 10/01/12)
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	8/12 at 100.00	BBB	575,541
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Aa3	3,973,295
2,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	2,113,400
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
1,895	5.500%, 12/01/21	12/12 at 100.00	BBB–	1,910,217
6,470	5.625%, 12/01/31	12/12 at 100.00	BBB–	6,502,932
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA– (4)	1,612,005
	8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,337,770
	8/01/27 – NPFG Insured
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond	No Opt. Call	AA–	7,752,205
	Trust 2089, 12.939%, 8/01/14 – AGM Insured (IF)
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AA+ (4)	5,075,092
	Project, Series 2005A, 5.000%, 6/01/25 (Pre-refunded 6/01/15) – AMBAC Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series	10/19 at 100.00	AAA	4,647,720
	2009, 5.250%, 10/01/33
6,545	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622,	No Opt. Call	AAA	8,644,243
	11.327%, 10/01/14 (IF)
10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31 (UB)	10/16 at 100.00	AAA	11,311,000
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AA–	2,669,175
	AGM Insured
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 –	10/13 at 100.00	Aa3	2,150,269
	FGIC Insured
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	2,071,240
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 (Pre-refunded	9/13 at 100.00	A+ (4)	1,418,756
	9/01/13) – NPFG Insured
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	A1	688,662
	10/01/25 – AMBAC Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	Aa3	3,455,881
	Bonds, Series 2004A, 5.000%, 6/01/22 – NPFG Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	BB	1,519,324
	5.000%, 5/01/30 – RAAI Insured
2,750	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	Aa3 (4)	2,902,240
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2 (4)	4,359,113
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2	1,822,834
	1992, 6.000%, 10/01/19 – NPFG Insured
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	643,738
	5.450%, 5/01/36
7,500	South Florida Water Management District, Certificates of Participation, Series 2007, Trust	No Opt. Call	AA	8,445,450
	1036, 9.092%, 10/01/14 – AMBAC Insured (IF)
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA	5,315,150
	10/01/36 – AMBAC Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	2,629,010
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (6)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
2,250	5.850%, 8/01/24	8/14 at 101.00	A–	2,371,388
3,135	5.625%, 8/01/34	8/14 at 101.00	A–	3,251,152
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	A	5,245,550
	AMBAC Insured
620	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA+	691,238
	10/01/25 – AMBAC Insured
5,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA	5,476,450
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	5,590,300
	5.000%, 10/01/34
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	BBB	1,392,388
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	BBB	3,147,997
2,250	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	A–	2,512,935
	7/01/16 – AMBAC Insured
7,285	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	Aaa	8,333,457
	7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured
	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002:
11,815	5.375%, 10/01/14 (Pre-refunded 10/01/12) – AGM Insured	10/12 at 100.00	AA– (4)	11,917,554
8,605	5.375%, 10/01/15 (Pre-refunded 10/01/12) – AGM Insured	10/12 at 100.00	AA– (4)	8,680,208
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,046,270
	12/01/24 – AGM Insured
358,090	Total Florida			383,213,659
	Georgia – 1.8% (1.2% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	A+	8,121,170
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BB+ (4)	534,550
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26 (Pre-refunded 1/01/14)
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,218,520
	Medical Center Project, Series 2010, 8.125%, 12/01/45
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1 (4)	10,633
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	3,588,530
3,365	5.000%, 11/01/18 – NPFG Insured	11/13 at 100.00	A1	3,524,703
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	A1	2,328,669
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured
18,745	Total Georgia			20,326,775
	Idaho – 0.4% (0.3% of Total Investments)
25	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	1/13 at 100.00	Aaa	25,111
	(Alternative Minimum Tax)
3,015	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	3/16 at 101.00	Aaa	3,171,599
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
50	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	1/13 at 100.00	AAA	50,215
	7/01/26 (Alternative Minimum Tax)
110	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/13 at 100.00	AAA	110,971
	7/01/22 (Alternative Minimum Tax)
165	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	1/13 at 100.00	Aaa	165,384
	7/01/20 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BB+	1,017,760
470	5.250%, 9/01/37	9/16 at 100.00	BB+	475,222
4,835	Total Idaho			5,016,262
	Illinois – 13.7% (9.2% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	3,922,450
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
5,700	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	6,514,986
	5.250%, 12/01/40
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	Aa3	13,804,897
	FGIC Insured
3,945	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	4,441,399
1,280	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/13 at 100.00	N/R	1,283,520
	1996B, 7.250%, 1/01/14
1,320	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	1/13 at 100.00	N/R	1,324,184
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2 (4)	3,754,369
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Baa2	1,845,709
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (4)	3,076,763
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	4,197,550
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,120,620
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,674,680
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	370,948
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,448,587
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	5,196,352
	8/15/41 – AGM Insured
6,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	6,798,360
	5.000%, 10/01/51
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	3,724,930
	University Center Project, Series 2006B, 5.000%, 5/01/25
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	3,165,890
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	3,515,790
	Series 1993C, 6.000%, 4/01/18
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA–	11,345,700
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A	2,123,400
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	A	13,617,026
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	Aa3	2,615,493
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	Aa3	1,260,125
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	5,134,063
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	CCC	461,529
1,750	5.250%, 1/01/30	1/16 at 100.00	CCC	937,108
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	12,548,580
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	2,221,203
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
15,595	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	17,490,572
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
8,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	7,328,960
	Project, Series 2002A, 0.000%, 6/15/26 – NPFG Insured
162,390	Total Illinois			153,265,743
	Indiana – 1.5% (1.0% of Total Investments)
3,880	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,270,794
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,728,300
	5.000%, 12/01/37
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	Aaa	2,982,733
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	Aaa	1,729,744
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,920,748
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	N/R	220,891
	2005, 5.250%, 2/15/23 (5)
16,580	Total Indiana			16,853,210
	Iowa – 0.7% (0.5% of Total Investments)
8,365	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	7,458,652
	5.500%, 6/01/42
	Kansas – 0.0% (0.0% of Total Investments)
90	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	91,540
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 1.1% (0.8% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	5,107,196
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	2,159,080
	System Obligated Group, Series 2011, 5.000%, 8/15/42
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,370,939
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
10,930	Total Kentucky			12,637,215
	Louisiana – 4.9% (3.3% of Total Investments)
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	4,778,780
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,136,480
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,817,558
	Series 2007A, 5.500%, 5/15/47
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	6,857,508
	Series 2011, 6.750%, 5/15/41
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	3,379,980
	5.000%, 5/01/45
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	15,621,462
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	6,199,484
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
80	5.500%, 5/15/30	11/12 at 100.00	A1	81,599
11,360	5.875%, 5/15/39	11/12 at 100.00	A–	11,587,086
51,710	Total Louisiana			55,459,937
	Maryland – 0.5% (0.4% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,918,675
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	1,256,285
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	N/R (4)	1,518,158
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	1,190,880
	Cente, Series 2011, 6.250%, 7/01/31
5,460	Total Maryland			5,883,998
	Massachusetts – 4.2% (2.8% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	9,001,525
	Lien Series 2010B, 5.000%, 1/01/37
695	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	720,416
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
780	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	774,400
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,031,530
	5.700%, 10/01/34
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,613,940
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	1,002,771
	5.125%, 7/01/41
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,407,815
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,280,560
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,972,682
	8/01/46 – AGM Insured (UB) (6)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – AGM Insured	1/13 at 100.00	AA+ (4)	11,640,312
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – AGM Insured	1/13 at 100.00	AA+ (4)	1,888,998
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	8,867,317
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
44,345	Total Massachusetts			47,202,266
	Michigan – 5.3% (3.5% of Total Investments)
3,055	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	3,227,791
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	7,699,650
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	5,910,686
7,955	0.000%, 12/01/22	No Opt. Call	AAA	5,891,075
8,260	0.000%, 12/01/23	No Opt. Call	AAA	5,861,957
8,575	0.000%, 12/01/24	No Opt. Call	AAA	5,837,774
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	1,251,300
	6.000%, 7/01/35
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	11,096,800
	5.000%, 12/01/39
6,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	6,977,728
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
275	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	325,848
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,320,452
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	353,709
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aa2	3,377,779
	5.000%, 5/01/22
65,015	Total Michigan			59,132,549
	Minnesota – 1.3% (0.9% of Total Investments)
	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities
	Transmission Project, Series 2012:
215	5.000%, 1/01/32	1/22 at 100.00	A–	246,904
50	5.000%, 1/01/42	1/22 at 100.00	A–	55,865
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	8,493,886
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	A3	1,051,130
1,050	5.875%, 12/01/29	12/13 at 100.00	A3	1,082,918
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,088,150
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,778,080
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,052,490
	Series 2005, 6.000%, 11/15/25
14,100	Total Minnesota			14,849,423
	Mississippi – 0.3% (0.2% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,843,903
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.7% (1.1% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	2,034,940
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	208,760
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,048,522
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	9,030,420
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	890,393
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,574,669
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,035,220
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,249,560
	System, Series 2003, 5.125%, 2/15/18
18,590	Total Missouri			19,072,484
	Nebraska – 1.2% (0.8% of Total Investments)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	AA	4,697,240
	(WI/DD, Settling 8/09/12)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AA– (4)	1,518,980
	4/01/23 (Pre-refunded 4/01/13) – AGM Insured
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	5,806,852
	5.000%, 2/01/43
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,827,662
	City 2, Series 2006A, 20.031%, 8/01/40 – AMBAC Insured (IF)
11,650	Total Nebraska			13,850,734
	Nevada – 6.2% (4.1% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,482,900
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,994,954
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	4,176,385
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	4,370,122
	Clark County, Nevada, General Obligation Transportation Bonds, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,700,515
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,793,069
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA– (4)	6,049,864
	5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	A+	4,264,640
	7/01/25 – FGIC Insured
3,150	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	3,572,352
	5.000%, 6/01/42
10,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water &	6/21 at 100.00	AA+	11,288,900
	Refunding Series 2011C, 5.000%, 6/01/38
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	9,482,560
	Refunding Series 2011, 5.000%, 7/01/32
61,655	Total Nevada			69,176,261
	New Jersey – 5.4% (3.6% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,802,608
	12/15/20 – AGM Insured
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2 (4)	144,068
	12/15/20 (Pre-refunded 12/15/13) – AGM Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	A+	1,456,798
1,000	5.250%, 9/01/26	9/15 at 100.00	A+	1,105,710
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	557,736
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/12 at 100.00	A+	3,678,491
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
17,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	6,606,870
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,246,315
	2006A, 5.250%, 12/15/20
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	3,557,828
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	6,179,150
	5.000%, 12/15/23
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	4,158,760
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – AGM Insured	1/15 at 100.00	AA–	3,204,270
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,535,000
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
10,555	5.000%, 6/01/29	6/17 at 100.00	B2	9,696,879
6,125	4.750%, 6/01/34	6/17 at 100.00	B2	4,932,218
69,940	Total New Jersey			60,862,701
	New York – 7.9% (5.3% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	5,438,750
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,609,860
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	1,320,088
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,465,589
	2011A, 5.750%, 2/15/47
5,025	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	5,171,378
	2/15/47 – NPFG Insured
2,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,666,284
	5/01/33 – NPFG Insured
11,110	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A	12,450,088
	5.000%, 9/01/42
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,474,409
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2004B:
6,875	5.000%, 8/01/23 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	7,172,206
7,260	5.000%, 8/01/24 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	7,573,850
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,667,525
	Series 2004C, 5.000%, 2/01/22 (UB)
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	3/15 at 100.00	AA	10,040
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	2,375,686
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	5,541,000
4,000	New York City, New York, General Obligation Bonds, Series Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,369,320
1,235	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AA+	1,523,743
	16.816%, 11/15/44 – BHAC Insured (IF)
2,475	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	2,619,664
	5.000%, 11/15/44 – AMBAC Insured
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	AA–	6,239,580
5,100	5.250%, 6/01/21	6/13 at 100.00	AA–	5,301,450
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,084,860
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/19
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,203,694
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	BBB	6,918,375
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
82,575	Total New York			89,197,439
	North Carolina – 0.8% (0.5% of Total Investments)
1,775	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,108,576
	Bonds, Series 2008, Trust 1149, 14.819%, 7/15/32 (IF) (6)
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,140,070
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
1,780	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	2/13 at 100.00	AA+	1,802,286
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	1,338,563
2,445	5.000%, 2/01/22 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	2,618,228
8,250	Total North Carolina			9,007,723
	Ohio – 2.8% (1.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,075	5.125%, 6/01/24	6/17 at 100.00	B	902,258
900	5.875%, 6/01/30	6/17 at 100.00	B+	747,333
890	5.750%, 6/01/34	6/17 at 100.00	BB	724,656
2,070	5.875%, 6/01/47	6/17 at 100.00	BB	1,681,440
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	3,338,670
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – AGM Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – NPFG Insured	5/13 at 100.00	AA+	2,410,571
4,105	5.250%, 5/15/18 – NPFG Insured	5/13 at 100.00	AA+	4,246,951
4,495	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	4,948,725
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Nretwork Series 2009,	4/19 at 100.00	A	10,897,100
	5.500%, 4/01/39
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	1/13 at 100.00	Aa2	2,002,060
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
30,865	Total Ohio			31,899,764
	Oklahoma – 1.9% (1.3% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	765,840
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,690	5.000%, 2/15/37	2/17 at 100.00	A	2,820,519
1,020	5.000%, 2/15/42	2/17 at 100.00	A	1,065,166
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	10,419,000
	1/01/47 – FGIC Insured
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,794,862
	System, Series 2006, 5.000%, 12/15/36 (UB)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	110,039
	System, Series 2008, Trust 3500, 8.391%, 6/15/30 (IF)
20,019	Total Oklahoma			20,975,426
	Oregon – 0.8% (0.5% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,653,624
	Health System, Series 2004, 5.500%, 10/01/21 (UB)
	Pennsylvania – 2.7% (1.8% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	3,866,450
	5.000%, 12/01/23 – NPFG Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aa3	1,625,610
	Series 2005, 6.000%, 3/01/28 – AGM Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	494,385
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A2	1,287,006
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
50	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	N/R	55,592
	FGIC Insured
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	6,108,219
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	Aa1	1,099,820
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	14,203,650
	0.000%, 12/01/38
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,180,452
	AMBAC Insured
29,500	Total Pennsylvania			29,921,184
	Puerto Rico – 0.7% (0.5% of Total Investments)
8,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	7,613,550
	2010A, 0.000%, 8/01/33
	Rhode Island – 1.4% (0.9% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
3,870	6.000%, 6/01/23	No Opt. Call	Baa1	3,947,400
6,425	6.125%, 6/01/32	No Opt. Call	BBB+	6,489,186
5,245	6.250%, 6/01/42	No Opt. Call	BBB–	5,323,623
15,540	Total Rhode Island			15,760,209
	South Carolina – 4.4% (2.9% of Total Investments)
9,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	9,343,710
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	15,894,758
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA–	2,534,925
	5/01/25 – AMBAC Insured
1,250	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,269,813
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
4,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A	4,809,328
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,423,564
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	175,946
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	4,723,230
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	583,768
8,100	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A1 (4)	8,165,527
	10/01/33 (Pre-refunded 10/01/12) – AMBAC Insured
47,545	Total South Carolina			48,924,569
	Tennessee – 0.6% (0.4% of Total Investments)
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities
	Revenue Bonds, Series 2012A:
1,645	4.000%, 9/01/40	9/22 at 100.00	AA	1,674,659
1,690	4.000%, 9/01/42	9/22 at 100.00	AA	1,714,505
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,383,584
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (5)	11/17 at 100.00	N/R	15,990
1,000	5.500%, 11/01/46 (5)	11/17 at 100.00	N/R	19,988
8,335	Total Tennessee			6,808,726
	Texas – 8.5% (5.7% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	6,099,629
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	551,420
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/13 at 100.00	BBB	10,122,100
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,080,550
5,240	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	6,091,605
	6.250%, 1/01/46
6,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	6,799,548
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A+	1,061,130
1,000	5.000%, 12/01/21	12/14 at 100.00	A+	1,058,790
2,500	5.125%, 12/01/22	12/14 at 100.00	A+	2,642,450
2,925	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/12 at 100.00	BBB	2,925,263
	5.250%, 11/15/30 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	4,295,640
	5/15/24 – FGIC Insured
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,932,100
	5.000%, 11/15/40
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	6,159,111
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB–	842,504
1,250	5.125%, 8/15/26	2/16 at 100.00	BBB–	1,284,113
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	3,245,790
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
6,025	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	6,814,335
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
3,100	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,408,450
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
1,880	0.000%, 9/01/43	9/31 at 100.00	AA	1,329,555
7,990	0.000%, 9/01/45	9/31 at 100.00	AA	6,227,406
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	87,558
	2001C, 5.200%, 5/01/28
2,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	2,837,398
	Series 2010, 5.000%, 10/01/41
7,100	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	7,634,275
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.752%, 4/01/28 (IF)	4/17 at 100.00	Aaa	6,138,974
99,935	Total Texas			95,669,694
	Utah – 0.6% (0.4% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,933,531
	Virginia – 0.1% (0.1% of Total Investments)
1,250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,321,088
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Washington – 5.6% (3.8% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aa1 (4)	5,242,800
	2003A, 5.500%, 7/01/16 (Pre-refunded 7/01/13)
10,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	11,198,500
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,963,975
4,160	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	4,931,514
	5.000%, 8/01/30
6,965	Port of Seattle, Washington, Revenue Bonds, Subordinate Lien Series 1999A, 5.250%, 9/01/22	9/12 at 100.00	A1 (4)	6,994,462
	(Pre-refunded 9/01/12) – FGIC Insured
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1 (4)	3,150,053
	5.375%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured
4,155	Washington Health Care Facilities Authority, Revenue Bodns, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	4,421,502
	Series 2010, 5.500%, 12/01/39
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,780,735
	Center, Series 2011A, 5.625%, 1/01/35
1,885	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	2,164,169
	Refunding Series 2012B, 5.000%, 10/01/30
4,940	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	5,468,778
	Series 2012A, 5.000%, 10/01/42
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	5,645,550
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,023,420
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
3,220	6.500%, 6/01/26	6/13 at 100.00	A3	3,351,471
2,435	6.625%, 6/01/32	6/13 at 100.00	Baa1	2,528,624
57,490	Total Washington			62,865,553
	West Virginia – 0.2% (0.2% of Total Investments)
2,355	West Virginia University, University Revenue Improvement Bonds, West Virginia University	10/14 at 100.00	Aa3	2,545,802
	Projects, Series 2004C, 5.000%, 10/01/24 – FGIC Insured
	Wisconsin – 2.2% (1.4% of Total Investments)
1,135	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A	1,261,360
	Inc., Series 2010A, 5.625%, 4/15/39
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	7,632,512
	Inc., Series 2012A, 5.000%, 7/15/25
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	321,502
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,054,830
	Series 2004, 5.750%, 5/01/24
2,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,174,023
	Series 2012B, 5.000%, 2/15/40
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	4,736,611
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (6)	5/16 at 100.00	AA	5,939,286
22,010	Total Wisconsin			24,120,124
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	2,395,148
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,656,004	Total Investments (cost $1,530,694,578) – 149.0%			1,673,402,958
	Floating Rate Obligations – (7.6)%			(85,159,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.6)% (7)			(489,500,000)
	Other Assets Less Liabilities – 2.2%			24,312,950
	Net Assets Applicable to Common Shares – 100%			$ 1,123,056,908

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,673,402,958	$—	$1,673,402,958

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $1,447,964,362.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$153,511,504
Depreciation	(13,197,770)
Net unrealized appreciation (depreciation) of investments	$140,313,734

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.3%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012